Derivatives (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Forward contracts	$ (158)	$ 519
Total	$ (4,259)	4,050
Location Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain on derivative instruments, net
Description of Location of Gain (Loss) on Cash Flow Hedge Ineffectiveness in Financial Statements	Gain on derivative instruments, net
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain on derivative instruments, net
Amount Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Non hedging interest rate swaps	$ (4,101)	3,591
Ineffective portion of hedging interest rate swaps	0	(60)
Forward contracts	(158)	519
Total	$ (4,259)	$ 4,050